CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - EUR (€)	Issued capital [member]	Share premium [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2023	€ 200,000	€ 64,877,415	€ (5,308,332)	€ 59,769,083
IfrsStatementLineItems [Line Items]
Loss and total comprehensive income (loss) for the year			(1,320,353)	(1,320,353)
Transactions with Owners in their capacity as owners: Shares issued for repayment of advances and salaries	5,982	5,594,018		5,600,000
Transactions with Owners in their capacity as owners: Issue of share capital	44,018	875,645		919,663
Ending balance, value at Dec. 31, 2024	250,000	71,347,078	(6,628,685)	64,968,393
IfrsStatementLineItems [Line Items]
Loss and total comprehensive income (loss) for the year			(823,977)	(823,977)
Ending balance, value at Dec. 31, 2025	€ 250,000	€ 71,347,078	€ (7,452,662)	€ 64,144,416